Transactions with Related Parties, Alexandria Enterprises S.A. (Details) - Alexandria [Member] - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Transactions with Related Parties [Abstract]
Due to related party	$ 0		$ 0
Commercial Services [Member]
Transactions with Related Parties [Abstract]
Commission rate		1.25%
Commercial Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	$ 0	$ 23,901